Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2011
Registrant Name	PUTNAM INVESTMENT FUNDS
Central Index Key	0000932101
Amendment Flag	false
Document Creation Date	Jul 30, 2012
Document Effective Date	Jul 30, 2012
Prospectus Date	Jul 30, 2012

Putnam Capital Opportunities Fund Prospectus dated August 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.63%	N/A	0.22%***	0.85%

Class R6	0.63%	N/A	0.12%***	0.75%

*** Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$87	$271	$471	$1,049

Class R6	$77	$240	$417	$930

Putnam Growth Opportunities Fund Prospectus dated November 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees****	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.57%	N/A	0.22%*****	0.79%

Class R6	0.57%	N/A	0.12%*****	0.69%

**** Management fees are subject to a performance adjustment.

***** Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$81	$252	$439	$978

Class R6	$70	$221	$384	$859

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Supplement [Text Block]	pif2_SupplementTextBlock
Putnam Capital Opportunities Fund Prospectus dated August 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.63%	N/A	0.22%***	0.85%

Class R6	0.63%	N/A	0.12%***	0.75%

*** Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$87	$271	$471	$1,049

Class R6	$77	$240	$417	$930

Putnam Growth Opportunities Fund Prospectus dated November 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees****	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.57%	N/A	0.22%*****	0.79%

Class R6	0.57%	N/A	0.12%*****	0.69%

**** Management fees are subject to a performance adjustment.

***** Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$81	$252	$439	$978

Class R6	$70	$221	$384	$859

Putnam Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pif2_SupplementTextBlock
Putnam Capital Opportunities Fund Prospectus dated August 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.63%	N/A	0.22%***	0.85%

Class R6	0.63%	N/A	0.12%***	0.75%

*** Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$87	$271	$471	$1,049

Class R6	$77	$240	$417	$930

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Capital Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
Putnam Capital Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
Putnam Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pif2_SupplementTextBlock
Putnam Growth Opportunities Fund Prospectus dated November 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees****	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.57%	N/A	0.22%*****	0.79%

Class R6	0.57%	N/A	0.12%*****	0.69%

**** Management fees are subject to a performance adjustment.

***** Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$81	$252	$439	$978

Class R6	$70	$221	$384	$859

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Growth Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
Putnam Growth Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	859

[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.
[2]	Management fees are subject to a performance adjustment.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012